Document and Entity Information	Aug. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001477333
Document Type	8-K
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	Cloudflare, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39039
Entity Tax Identification Number	27-0805829
Entity Address, Address Line One	101 Townsend Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(888)
Local Phone Number	993-5273
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	NET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false